RELATED PARTIES BALANCES AND TRANSCATIONS - Compensation of Key Management Personnel (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) INR (₨) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Salaries and bonuses | $	$ 6,709	$ 6,643	$ 6,914
Total | $	$ 6,709	$ 6,643	$ 6,914
Number of share options granted (in shares) | shares	0	0	4,000
Price of share options granted (in usd per share)			$ 52.10
RSUs | Grant One
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	55,500	88,350	82,800
Price of share options granted (in usd per share)	$ 298.47	$ 130.99	$ 87.44
RSUs | Grant Two
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	5,000	895	2,400
Price of share options granted (in usd per share)	$ 297.49	$ 140.00	$ 52.10
RSUs | Grant Three
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	1,564	740	2,390
Price of share options granted (in usd per share)	$ 267.19	$ 170.00	$ 69.77
RSUs | Grant Four
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	540	52,660
Price of share options granted (in usd per share)	$ 232.11	$ 189.53
RSUs | Grant Five
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | ₨	702
Price of share options granted (in usd per share)	$ 213.57
RSUs | Grant Six
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | ₨	468
Price of share options granted (in usd per share)	$ 328.96